Note 4 - Cash, Cash Equivalents and Restricted Cash - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents	$ 4,114	$ 2,803
Restricted cash	8,730	8,958
Cash, cash equivalents and restricted cash	$ 12,844	$ 11,761	$ 11,452